Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

	As of December 31,
	2013	2012

Deferred tax assets:
Net operating loss	$2,765,600	$1,757,800
Research and development tax credits	436,300	347,000
Accruals	44,700	4,000
Other	46,000	81,200
Valuation allowance	(3,292,600)	(2,190,000)
Total	$-	$-

Reconciliation of the statutory tax rate to the effective tax rate

	Year Ended December,
	2013	2012

Statutory federal income tax rate	34%	34%
State (net of federal benefit)	6.6%	6.6%
Non-deductible expenses	(29.7)%	(18.8)%
Change in valuation allowance	(10.9)%	(21.8)%
Effective income tax rate	0%	0%